Intangible Assets - Health Division Test (Details) - Health Division - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
South America
Disclosure of information for cash-generating units [line items]
Impairment charge, intangibles	$ 7,074
Mexico
Disclosure of information for cash-generating units [line items]
Impairment charge, intangibles		$ 1,975
Chile
Disclosure of information for cash-generating units [line items]
Impairment charge, intangibles	6,383	5,890
Colombia
Disclosure of information for cash-generating units [line items]
Impairment charge, intangibles	660	634
Ecuador
Disclosure of information for cash-generating units [line items]
Impairment charge, intangibles	$ 31	$ 196